Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 31,876	$ 30,455
Accumulated Depreciation	11,345	10,782
Construction in Progress	887	932
Property, plant, and equipment, total	21,418	20,605
Transmission [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	17,454	16,559
Accumulated Depreciation	5,714	5,449
Construction in Progress	711	766
Property, plant, and equipment, total	12,451	11,876
Distribution [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	10,991	10,580
Accumulated Depreciation	3,747	3,561
Construction in Progress	85	75
Property, plant, and equipment, total	7,329	7,094
Communication [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,151	1,121
Accumulated Depreciation	876	804
Construction in Progress	38	33
Property, plant, and equipment, total	313	350
Administration and Service [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,617	1,548
Accumulated Depreciation	931	893
Construction in Progress	53	58
Property, plant, and equipment, total	739	713
Easements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	663	647
Accumulated Depreciation	77	75
Construction in Progress	0	0
Property, plant, and equipment, total	$ 586	$ 572